Leases (Details) - Schedule of Contractual Maturities of the Group’s Operating and Finance Lease Liabilities	Jun. 30, 2024 USD ($)
Leases [Abstract]
Operating, Year ending June 30, 2025	$ 225,530
Finance, Year ending June 30, 2025	16,864
Operating, Year ending June 30, 2026	219,831
Finance, Year ending June 30, 2026	16,864
Operating, Year ending June 30, 2027	210,735
Finance, Year ending June 30, 2027	16,864
Operating, Year ending June 30, 2028	1,701
Finance, Year ending June 30, 2028	11,243
Operating, Total undiscounted lease obligations	657,796
Finance, Total undiscounted lease obligations	61,835
Operating, Less: imputed interest	40,578
Finance, Less: imputed interest	3,542
Operating, Lease liabilities recognized in the consolidated balance sheet	617,218
Finance, Lease liabilities recognized in the consolidated balance sheet	$ 58,293